Inventories - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Measuring inventories [Abstract]
Provisions for obsolete inventory	€ 14,974	€ 7,775